Financial Risk Management - Changes in Level 3 Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
At the beginning of the year	$ 14,398,218
At the end of the year	14,251,299	$ 14,398,218
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
At the beginning of the year	26,409	23,242
Addition / (Decrease)	26,768	3,117
Currency translation adjustment and others	(192)	50
At the end of the year	$ 52,985	$ 26,409